Expense Example - FidelityDiversifiedInternationalFund-KPRO - FidelityDiversifiedInternationalFund-KPRO - Fidelity Diversified International Fund - Fidelity Diversified International Fund - Class K	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 90
3 years	281
5 years	488
10 years	$ 1,084